Finance Income - Summary of Finance Income and Interest Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Income
Cash and cash equivalents	₩ 100,205	₩ 51,872	₩ 12,692
Financial assets at fair value through profit or loss	65,470	58,540	18,415
Financial assets at amortized cost	2,929	1,308	797
Loans	44,029	33,545	25,196
Short-term financial instruments	34,260	15,827	7,531
Long-term financial instruments	14,183	14,371	12,470
Other financial assets	241	637	230
Trade and other receivables	168,303	164,653	144,543
Total Interest Income	429,620	340,753	221,874
Dividend income	25,941	28,875	10,522
Gains on disposal of financial assets	13,162	11,199	7,718
Gains on valuation of financial assets at fair value through profit or loss	152,322	7,099	14,338
Gains on valuation of derivatives	382,611	595,256	860,011
Gains on transaction of derivatives	268,618	429,847	124,900
Gains on foreign currency translation	104,901	389,361	146,349
Gains on foreign currency transaction	42,886	29,997	15,618
Other financial income	4,970	925	1,284
Total Finance Income	₩ 1,425,031	₩ 1,833,312	₩ 1,402,614